Shareholder Report, Holdings (Details)	Jun. 30, 2024
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Cash
Holdings [Line Items]
Percent of Net Asset Value	9.70%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.75%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.55%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG APPLE DAILY TARGET ETF | Cash
Holdings [Line Items]
Percent of Net Asset Value	10.54%
T-REX 2X LONG APPLE DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
T-REX 2X LONG APPLE DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.82%
T-REX 2X LONG APPLE DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Cash
Holdings [Line Items]
Percent of Net Asset Value	10.23%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.35%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.42%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%